Expense Example - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIP Asset Manager Portfolio	Apr. 29, 2024 USD ($)
VIP Asset Manager Portfolio - Initial Class
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	665
VIP Asset Manager Portfolio - Service Class
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	786
VIP Asset Manager Portfolio - Service Class 2
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966